Employee Benefits Expenses - Schedule of Allocation of Employee Benefits Expenses (Details) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Allocation of Employee Benefits Expenses [Abstract]
Cost of sales, note 17	S/ 158,103	S/ 125,318	S/ 125,683
Administrative expenses, note 18	136,776	125,072	116,748
Selling and distribution expenses, note 19	43,700	41,642	42,300
Miscellaneous expenses	342
Total employee benefits expenses	S/ 338,921	S/ 292,032	S/ 284,731